COST METHOD INVESTMENTS (Notes)	12 Months Ended
Dec. 31, 2013
Cost Method Investments Disclosure [Abstract]
COST METHOD INVESTMENTS

22.	COST METHOD INVESTMENTS

(in thousands of $)	2013	2012
Golar Partners	196,825	191,177
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347
	204,172	198,524

Our investment in Golar Partners was $196.8 million, which relates only to our interests in the general partner units and IDR interests which were measured initially at fair value on the deconsolidation date, December 13, 2012 (see note 5). We made further contributions of $5.6 million to Golar Partners in connection with Golar Partners 2013 equity offerings.

Dividends received for the year ended December 31, 2013 in relation to our investments in Golar Partners' general partner units and IDRs amounted to $6.0 million.

OLT-O is an Italian incorporated unlisted company, which is involved in the construction, development, operation and maintenance of an FSRU terminal to be situated off the Livorno coast of Italy.  As at December 31, 2013, our investment in OLT-O was $7.3 million amounting to a 2.7% interest in OLT–O's issued share capital.